Subsidiaries	12 Months Ended
Dec. 31, 2025
Subsidiaries
Subsidiaries

29. Subsidiaries

Material wholly owned subsidiaries, either directly or indirectly, by the company as at December 31, 2025 are shown below:

Material Subsidiaries	Principal Activity
Canadian Operations
Suncor Energy Oil Sands Limited Partnership	This partnership holds most of the company’s Oil Sands operations assets.
Suncor Energy Products Partnership	This partnership holds substantially all of the company’s Canadian refining and marketing assets.
Suncor Energy Marketing Inc.	This subsidiary markets production from the company’s upstream Canadian operations, manages energy trading activities, and markets and procures select products for the downstream business.
Canadian Oil Sands Partnership #1	This partnership holds the 58.74% ownership in the Syncrude joint operation.
Fort Hills Energy Limited Partnership	This partnership holds the company’s Fort Hills operations assets.
U.S. Operations
Suncor Energy (U.S.A.) Marketing Inc.	A subsidiary that procures, markets and trades crude oil, in addition to procuring crude oil feedstock for the company’s refining operations.
Suncor Energy (U.S.A.) Inc.	A subsidiary through which the company’s U.S. refining and marketing operations are conducted.

The table does not include wholly owned subsidiaries that are immediate holding companies of the operating subsidiaries. For certain foreign operations of the company, there are restrictions on the sale or transfer of production licences, which would require approval of the applicable foreign government.